Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancellable Operating Leases	Future minimum payments under non-cancellable operating leases as of December 31, 2016 were as follows:

2017	$5,547
2018	2,644
2019	360
2020	296

Total	$8,847